RECLAMATION AND CLOSURE COST PROVISIONS	12 Months Ended
Dec. 31, 2025
Reclamation Obligation [Abstract]
RECLAMATION AND CLOSURE COST PROVISIONS	RECLAMATION AND CLOSURE COST PROVISIONS

	Note	Canada	USA	Nicaragua	Mexico	Brazil	Total
Balance – December 31, 2023		$28,833	$32,458	$—	$28,576	$45,113	$134,980
Remeasurement to fair value on Greenstone Acquisition	5(c)	(1,825)	—	—	—	—	(1,825)
Assumed on Greenstone Acquisition	5(c)	13,094	—	—	—	—	13,094
Change in estimates		14,492	1,941	—	(3,192)	2,271	15,512
Reclamation expenditures		(8,138)	—	—	(377)	(919)	(9,434)
Accretion		1,197	1,267	—	2,466	2,273	7,203
Foreign exchange		(3,171)	—	—	(4,673)	(9,540)	(17,384)
Balance – December 31, 2024		44,482	35,666	—	22,800	39,198	142,146
Assumed on Calibre Acquisition	5(a)	9,911	13,918	51,703	—	—	75,532
Change in estimates		31,737	(1,558)	7,329	20,147	9,549	67,204
Disposals	5(b)	—	(14,129)	—	—	—	(14,129)
Reclamation expenditures		(1,942)	—	(755)	—	(1,901)	(4,598)
Accretion		2,089	1,685	1,282	3,329	3,186	11,571
Foreign exchange		2,082	—	—	4,527	4,612	11,221
Reclassified to liabilities relating to assets held for sale	9	—	—	—	—	(54,644)	(54,644)
Balance – December 31, 2025		$88,359	$35,582	$59,559	$50,803	$—	$234,303

At December 31						2025	2024
Classified and presented as:
Current(1)						$4,516	$11,972
Non-current						229,787	130,174
						$234,303	$142,146
(1)    Included in other current liabilities.
The Company’s reclamation and closure cost provisions at December 31, 2025 were calculated as the present value of the expected future cash flows estimated using inflation rates of 2.0% to 3.1% (2024 – 2.0% to 4.1%) and discount rates of 2.2% to 9.4% (2024 – 3.0% to 10.6%) depending on the region in which the costs will be incurred. At December 31, 2025, the total undiscounted expected future cash flows of the Company’s reclamation and closure cost provisions were $390.1 million (2024 – $225.4 million).
The Company is required to post security for reclamation and closure costs for certain of its mineral properties. At December 31, 2025, the Company had met its security requirements in the form of bonds posted through surety underwriters totaling $128.9 million (2024 – $90.3 million).